   As filed with the Securities and Exchange Commission on June 25, 2007

                                        Securities Act registration no. 33-19228
                                        Investment Company Act file no. 811-5443

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                                   ----------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 55                       [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 58                               [X]

                                   ----------

                            CALAMOS INVESTMENT TRUST
                                  (Registrant)

                               2020 Calamos Court
                           Naperville, Illinois 60563

                        Telephone number: (630) 245-7200

                                   ----------

James S. Hamman, Jr., Secretary         Cameron S. Avery
Calamos Advisors LLC                    Bell, Boyd & Lloyd LLP
2020 Calamos Court                      70 West Madison Street, Suite 3100
Naperville, Illinois 60563              Chicago, Illinois 60602-4207
                              (Agents for service)

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of rule 485

[X]  on June 26, 2007 pursuant to paragraph (b) of rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of rule 485

[ ]  on _____________ pursuant to paragraph (a)(1) of rule 485

[ ]  75 days after filing pursuant to paragraph (a)(2) of rule 485

[ ]  on _____________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                                Explanatory Note


        Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 51 to the Registration Statement (the "Amendment") was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the "Securities Act") on April 11, 2007 to register a new series of Calamos Investment Trust, Calamos Total Return Bond Fund, and pursuant to Rule 485(a)(2) under the Securities Act would become effective on June 25, 2007. This Post-Effective Amendment No. 55 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act for the sole purpose of designating June 26, 2007 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 55 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 51 and Part C of Post-Effective Amendment No. 54.



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

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Naperville, and State of Illinois on the 25th day of June, 2007.

                                        CALAMOS INVESTMENT TRUST


                                        By /s/ John P. Calamos
                                           -------------------------------------
                                           John P. Calamos
                                           President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

              Name                                  Title                        Date
              ----                                  -----                        ----


/s/ John P. Calamos                     Trustee and President         )
-------------------------------------   (principal executive officer) )
John P. Calamos                                                       )

                                                                      )
/s/ Joe F. Hanauer                  *   Trustee                       )
-------------------------------------                                 )
Joe F. Hanauer                                                        )

                                                                      )
/s/ Weston W. Marsh                 *   Trustee                       )
-------------------------------------                                 )
Weston W. Marsh                                                       )    June 25, 2007

                                                                      )
/s/ John E. Neal                    *   Trustee                       )
-------------------------------------                                 )
John E. Neal                                                          )

                                                                      )
/s/ William R. Rybak                *   Trustee                       )
-------------------------------------                                 )
William R. Rybak                                                      )

                                                                      )
/s/ Stephen B. Timbers              *   Trustee                       )
-------------------------------------                                 )
Stephen B. Timbers                                                    )

                                                                      )
/s/ David D. Tripple                *   Trustee                       )
-------------------------------------                                 )
David D. Tripple                                                      )

                                                                      )
/s/ Patrick H. Dudasik                  Vice President                )
-------------------------------------   (principal financial and      )
Patrick H. Dudasik                      accounting officer)           )

* James S. Hamman Jr. signs this document pursuant to powers of attorney filed herewith.


                                        By /s/ James S. Hamman Jr.
                                           -------------------------------------
                                           James S. Hamman Jr.
                                           Secretary




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